SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES -Segment and Cash, Cash Equivalents, and Restricted Cash (Details) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025 USD ($) segment	Sep. 30, 2024 USD ($) segment	Sep. 30, 2025 USD ($) segment	Sep. 30, 2024 USD ($) segment	Dec. 31, 2024 USD ($) segment	Dec. 31, 2023 USD ($) segment	Dec. 31, 2022 USD ($)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Number of reportable segments | segment	1	1	1	1	1	1
Cash	$ 3,800	$ 2,898	$ 3,800	$ 2,898	$ 1,329	$ 2,237
Cash equivalents	162		162		3,228	584
Restricted cash	309	306	309	306	307	307
Total cash, cash equivalents and restricted cash	$ 4,271	$ 3,204	$ 4,271	$ 3,204	$ 4,864	$ 3,128	$ 4,061